Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	December 31,
	2014	2013
ASSETS
Cash	$170,076	$58,364
Investment securities available-for-sale (at fair value)	207,986	203,965
Investment in subsidiary bank	34,714,750	30,619,466
Other assets	101,238	85,214

Total assets	$35,194,050	$30,967,009

LIABILITIES
Deferred compensation	$171,869	$173,879
Accrued expenses	6,881	3,094
Other liabilities	143,708	-

Total liabilities	322,458	176,973

STOCKHOLDERS’ EQUITY	34,871,592	30,790,036

Total liabilities and stockholders’ equity	$35,194,050	$30,967,009

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2014	2013
INCOME
Dividends from subsidiary bank	$1,378,104	$1,317,528
Gains (losses) on sales of investment securities	(47)	6,757
Other income	181,312	121,161

Total income	1,559,369	1,445,446

EXPENSES
Other expenses	224,508	181,186

Total expenses	224,508	181,186

Income before income taxes and undistributed net income of subsidiary	1,334,861	1,264,260

Income tax benefit	22,633	23,176

Equity in undistributed net income of subsidiary	546,411	953,612

NET INCOME	$1,903,905	$2,241,048

Condensed Statements of Comprehensive Income (Loss)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31,
	2014	2013

Net Income	$1,903,905	$2,241,048

Other comprehensive income (loss):
Investment securities available for sale
Unrealized holding gains arising during the period	5,987	15,443
Income tax effect	(2,253)	(5,811)
Reclassification of losses (gains) recognized in earnings	47	(6,757)
Income tax effect	(18)	2,543
Equity in other comprehensive income (loss) of subsidiary	3,548,872	(5,852,969)

Total other comprehensive income (loss)	$3,552,635	$(5,847,551)

Comprehensive income (loss)	$5,456,540	$(3,606,503)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2014	2013
OPERATING ACTIVITIES
Net income	$1,903,905	$2,241,048
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	(28,369)	7,387
Undistributed earnings of affiliate	(546,411)	(953,612)
Changes in operating assets and liabilities:
Other assets	10,076	7,540
Deferred compensation	(2,009)	(19,629)
Other liabilities	147,495	625
Net losses (gains) on sales of investment securities	47	(6,757)

Net cash provided by operating activities	1,484,734	1,276,602

INVESTING ACTIVITIES
Proceeds from sales of securities	29,054	90,875
Purchases of investment securities	(27,092)	(64,489)

Net cash provided by investing activities	1,962	26,386

FINANCING ACTIVITIES
Dividends paid	(1,374,984)	(1,306,234)

Net cash used in financing activities	(1,374,984)	(1,306,234)

Net increase (decrease) in cash and cash equivalents	111,712	(3,246)

Cash and cash equivalents at beginning of year	58,364	61,610

Cash and cash equivalents at end of year	$170,076	$58,364